Condensed financial information of the parent company - Statement of changes in cash flows (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Result before taxation		€ 11,791	€ 7,772	€ 6,037
Taxation paid		2,366	2,754	2,700
– Net change in Loans and advances to/from banks, not available/payable on demand		3,546	(7,736)	12,693
– Other		1,143	(542)	2,320
Net cash flow from/(used in) operating activities		(6,380)	(22,544)	(11,340)
Cash flows from investing activities
Net cash flow from/(used in) investing activities		(15,697)	(6,033)	(8,545)
Cash flows from financing activities
Proceeds from debt securities	[1]	150,409	124,701	116,436
Repayments of debt securities	[1]	(135,220)	(113,014)	(90,574)
Proceeds from issuance of subordinated loans		3,734	4,603	2,225
Repayments of subordinated loans		(2,808)	(2,931)	(2,894)
Dividends and other cash distributions paid		(3,884)	(3,879)	(2,967)
Net cash flow from/(used in) financing activities		8,245	5,374	18,404
Net cash flow		(13,832)	(23,203)	(1,481)
Cash and cash equivalents at beginning of year		69,069	93,012	95,391
Effect of exchange rate changes on cash and cash equivalents		(1,089)	(740)	(898)
Cash and cash equivalents at end of year		54,148	69,069	93,012
Parent company
Cash flows from operating activities
Result before taxation		135	273	167
– non-cash items in Result before tax		56	232	221
Taxation paid		(115)	0	0
– Net change in Loans and advances to/from banks, not available/payable on demand		3,036	(5,899)	(6,485)
– Other		51	(66)	19
Net cash flow from/(used in) operating activities		3,163	(5,461)	(6,079)
Cash flows from investing activities
– dividends received from ING Bank N.V.		1,129	4,986	10,269
– securities at amortised cost				1,000
Net cash flow from/(used in) investing activities		1,129	4,986	11,269
Cash flows from financing activities
Proceeds from debt securities		7,444	9,480	6,012
Repayments of debt securities		(5,224)	(3,695)	(4,591)
Proceeds from issuance of subordinated loans		3,734	4,492	2,240
Repayments of subordinated loans		(2,808)	(2,944)	(2,132)
Purchases of treasury shares		(3,705)	(3,817)	(3,524)
Dividends and other cash distributions paid		(3,689)	(3,626)	(2,964)
Other financing
Net cash flow from/(used in) financing activities		(4,248)	(109)	(4,959)
Net cash flow		44	(583)	231
Cash and cash equivalents at beginning of year		31	614	383
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Cash and cash equivalents at end of year		€ 75	€ 31	€ 614

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities